Operating Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Summary of operating segments
Segment revenue and results
Year ended
December
31,
2017

	Investment banking	Asset management	Strategic investment	Total
	HK$	HK$	HK$	HK$
Segment revenue (Note 5)
Revenue
—from external customers	208,162,829	70,813,374	—	278,976,203
—others	—	—	754,187,550	754,187,550

	208,162,829	70,813,374	754,187,550	1,033,163,753
Segment results	197,333,389	48,059,488	739,674,246	985,067,123

Other income				17,674,605
Unallocated finance costs				(15,285,311)
Corporate and other unallocated expenses				(178,870,946)

Profit before tax				808,585,471

Other segment information
Depreciation				379,132
Capital expenditure*				138,704

*	Capital expenditure consists of additions of property, plant and equipment.

Year ended
December
31,
2018

	Investment banking	Asset management	Strategic investment	Total
	HK$	HK$	HK$	HK$
Segment revenue ( N ote 5)
Revenue
—from external customers	288,591,129	78,946,986	—	367,538,115
—others	—	—	355,688,019	355,688,019
Intersegment	—	172,809	—	172,809

	288,591,129	79,119,795	355,688,019	723,398,943
Reconciliation
Intersegment				(172,809)

				723,226,134

Segment results	254,901,096	57,385,943	350,306,996	662,594,035

Other income				15,372,350
Unallocated finance costs				(3,666,040)
Corporate and other unallocated expenses				(65,335,119)

Profit before tax				608,965,226

Other segment information
Depreciation				334,841
Capital expenditure*				14,214

*	Capital expenditure consists of additions of property, plant and equipment.

Year ended December
31,
2019

	Investment banking	Asset management	Strategic investment	Total
	HK$	HK$	HK$	HK$
Segment revenue ( N ote 5)
Revenue
—from external customers	455,955,912	124,050,364	—	580,006,276
—others	—	—	624,167,735	624,167,735

	455,955,912	124,050,364	624,167,735	1,204,174,011
Segment results	413,354,182	109,182,198	624,167,734	1,146,704,114

Other income				22,088,780
Unallocated finance costs				(27,705,955)
Corporate and other unallocated expenses				(151,832,967)

Profit before tax				989,253,972

Other segment information
Depreciation				113,919
Capital expenditure*				13,710

*	Capital expenditure consists of additions to property, plant and equipment.

Summary of segment assets and liabilities
Segment assets and liabilities

	December 31 ,
	2018	2019
	HK$	HK$
Segment assets
Investment banking	134,855,898	64,813,018
Asset management	712,011,344	539,713,339
Strategic investments	3,494,527,773	2,894,217,916

Total segment assets	4,341,395,015	3,498,744,273
Unallocated corporate assets	2,765,794,535	4,771,948,379

Total assets	7,107,189,550	8,270,692,652

Segment liabilities
Investment banking	15,000,000	—
Asset management	663,698,964	492,039,337
Strategic investments	321,999,549	317,722,439

Total segment liabilities	1,000,698,513	809,761,776
Unallocated corporate liabilities	2,912,088,937	632,435,932

Total liabilities	3,912,787,450	1,442,197,708

Summary of group's revenue from external customers by geographical areas
The following table sets forth the Group’s revenue from external customers by geographical areas based on the location of the customers:
Year ended
December
31,
2017

	Investment banking	Asset management	Total
	HK$	HK$	HK$
Hong Kong	70,332,752	11,352,777	81,685,529
Mainland China	137,830,077	53,184,060	191,014,137
Others	—	6,276,537	6,276,537

	208,162,829	70,813,374	278,976,203

Year ended December
31,
2018

	Investment banking	Asset management	Total
	HK$	HK$	HK$
Hong Kong	128,880,466	39,451,207	168,331,673
Mainland China	158,780,244	36,615,872	195,396,116
Others	930,419	2,879,907	3,810,326

	288,591,129	78,946,986	367,538,115

Year ended December
31,
2019

	Investment banking	Asset management	Total
	HK$	HK$	HK$
Hong Kong	118,086,900	21,441,042	139,527,942
Mainland China	300,078,498	92,797,260	392,875,758
United States	30,342,514	3,229,613	33,572,127
Others	7,448,000	6,582,449	14,030,449

	455,955,912	124,050,364	580,006,276